Contingencies	12 Months Ended
Apr. 30, 2018
Loss Contingency [Abstract]
Contingencies

NOTE 15	CONTINGENCIES
We, like other food manufacturers, are from time to time subject to various administrative, regulatory, and other legal proceedings arising in the ordinary course of business. We are currently a defendant in a variety of such legal proceedings. We cannot predict with certainty the ultimate results of these proceedings or reasonably determine a range of potential loss. Our policy is to accrue losses for contingent liabilities when such liabilities are probable and amounts can be reasonably estimated. Based on the information known to date, with the exception of the matter discussed below, we do not believe the final outcome of these proceedings could have a material adverse effect on our financial position, results of operations, or cash flows.

On May 9, 2011, an organization named Council for Education and Research on Toxics (“Plaintiff”) filed a lawsuit in the Superior Court of the State of California, County of Los Angeles, against us and additional defendants who manufacture, package, distribute, or sell packaged coffee. The lawsuit is Council for Education and Research on Toxics v. Brad Barry LLC, et al., and was a tag along to a 2010 lawsuit against companies selling “ready-to-drink” coffee based on the same claims. Both cases have since been consolidated and now include nearly eighty defendants, which constitute the great majority of the coffee industry in California. The Plaintiff alleges that we and the other defendants failed to provide warnings for our coffee products of exposure to the chemical acrylamide as required under California Health and Safety Code Section 25249.5, the California Safe Drinking Water and Toxic Enforcement Act of 1986, better known as
“Proposition 65.” The Plaintiff seeks equitable relief, including providing warnings to consumers of coffee products, as well as civil penalties in the amount of the statutory maximum of $2,500.00 per day per violation of Proposition 65. The Plaintiff asserts that every consumed cup of coffee, absent a compliant warning, is equivalent to a violation under Proposition 65.

As part of a joint defense group organized to defend against the lawsuit, we dispute the claims of the Plaintiff. Acrylamide is not added to coffee, but is present in all coffee in small amounts (measured in parts per billion) as a byproduct of the coffee bean roasting process. We have asserted multiple affirmative defenses. Trial of the first phase of the case commenced on September 8, 2014, and was limited to three affirmative defenses shared by all defendants. On September 1, 2015, the trial court issued a final ruling adverse to the defendants on all Phase 1 defenses. Trial of the second phase of the case commenced in the fall of calendar year 2017. On March 28, 2018, the trial court issued a proposed ruling adverse to the defendants on the Phase 2 defense, our last remaining defense to liability. The trial court finalized and affirmed its Phase 2 ruling on May 7, 2018 and, therefore, the trial will proceed to the third phase regarding remedies issues.

At this stage of the proceedings, prior to a trial on remedies issues, we are unable to predict or reasonably estimate the potential loss or effect on our operations. Accordingly, no loss contingency has been recorded for this matter as of April 30, 2018, as the likelihood of loss is not considered probable or estimable. The trial court has discretion to impose zero penalties against us or to impose significant statutory penalties. Significant labeling or warning requirements that could potentially be imposed by the trial court may increase our costs and adversely affect sales of our coffee products, as well as involve substantial expense and operational disruption, which could have a material adverse impact on our financial position, results of operations, or cash flows. Furthermore, a future appellate court decision could reverse the trial court rulings. The outcome and the financial impact of settlement, or the trial or appellate court rulings of the case, if any, cannot be predicted at this time.